Condensed Issuer, Guarantor and Non Guarantor Financial Information	12 Months Ended
Feb. 28, 2013
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Condensed Issuer, Guarantor and Non Guarantor Financial Information

18.     Condensed Issuer, Guarantor and Non-Guarantor Financial Information

The Company’s Secured Notes and Notes are guaranteed by certain subsidiaries.  Except for RSIC, NESL, II LLC, and Kettle Creek Partners GP, LLC, all existing consolidated subsidiaries of the Company are 100% owned and provide a joint and several, full and unconditional guarantee of the securities.  These entities include Gateway Trade Center Inc., EII Transport Inc., Protections Services Inc., Work Area Protection Corp., SCI Products Inc., ASTI Transportation Systems, Inc., and Precision Solar Controls Inc. (“Guarantor Subsidiaries”).  There are no significant restrictions on the parent Company’s ability to obtain funds from any of the Guarantor Subsidiaries in the form of a dividend or loan.  Additionally, there are no significant restrictions on a Guarantor Subsidiary’s ability to obtain funds from the parent Company or its direct or indirect subsidiaries.  Certain other wholly owned subsidiaries and consolidated partially owned partnerships do not guarantee the Secured Notes or the Notes.  These entities include RSIC, South Woodbury, L.P., NESL, II LLC, Kettle Creek Partners L.P., and Kettle Creek Partners GP, LLC (“Non Guarantors”).

The following condensed consolidating balance sheets, statements of comprehensive income (loss) and statements of cash flows are provided for the Company, all Guarantor Subsidiaries and Non Guarantors.  The information has been presented as if the parent Company accounted for its ownership of the Guarantor Subsidiaries and Non Guarantors using the equity method of accounting.

The Company revised its condensed consolidating statements of operations for the fiscal year ended February 28, 2011, to correct certain errors in income taxes, noncontrolling interest and certain other eliminating adjustments. The revision was made to appropriately present parent company and eliminated activity in the appropriate column of the consolidating schedule. For the year-ended February 28, 2011, the revision resulted in a net increase of $0.3 million to the “net loss attributable to New Enterprise Stone & Lime Co., Inc.” in the New Enterprise Stone & Lime Co. Inc. column, a decrease to “net loss attributable to New Enterprise Stone & Lime Co., Inc.” in the eliminations column of $1.5 million and an increase in the “noncontrolling interest in net income” of $1.2 million within the Non-Guarantor column.

Condensed Consolidating Balance Sheet at February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$31	$19	$9,484	$—	$9,534
Restricted cash	1,174	105	8,844	—	10,123
Accounts receivable	39,128	13,129	14	—	52,271
Inventories	109,032	16,112	—	—	125,144
Net investment in lease	—	—	634	(634)	—
Deferred income taxes	11,425	961	—	—	12,386
Other current assets	6,992	1,317	28	—	8,337
Total current assets	167,782	31,643	19,004	(634)	217,795
Property, plant and equipment, net	350,656	21,212	7,589	(7,589)	371,868
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,093	12,907	—	—	21,000
Investment in subsidiaries	81,430	—	—	(81,430)	—
Intercompany receivables	279	19,984	—	(20,263)	—
Other assets	33,252	1,200	—	—	34,452
	$724,720	$92,791	$26,593	$(109,916)	$734,188
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$11,175	$—	$801	$(634)	$11,342
Accounts payable - trade	18,343	2,044	221	—	20,608
Accrued liabilities	37,640	5,135	11,232	—	54,007
Total current liabilities	67,158	7,179	12,254	(634)	85,957
Intercompany payables	19,984	—	279	(20,263)	—
Long-term debt, less current maturities	559,915	—	6,730	—	566,645
Obligations under capital leases, less current installments	7,589	—	—	(7,589)	—
Deferred income taxes	43,834	8,609	—	—	52,443
Other liabilities	35,723	1,010	—	—	36,733
Total liabilities	734,203	16,798	19,263	(28,486)	741,778
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	75,993	5,437	(81,430)	(9,483)
Noncontrolling interest	—	—	1,893	—	1,893
Total (deficit) equity	(9,483)	75,993	7,330	(81,430)	(7,590)
	$724,720	$92,791	$26,593	$(109,916)	$734,188

Condensed Consolidating Balance Sheet at February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$7,106	$476	$7,450	$—	$15,032
Restricted cash	1,379	102	8,841	—	10,322
Accounts receivable	61,891	14,933	17	—	76,841
Inventories	114,888	17,307	—	—	132,195
Net investment in lease	—	—	610	(610)	—
Deferred income taxes	14,912	1,107	—	—	16,019
Other current assets	7,434	326	28	—	7,788
Total current assets	207,610	34,251	16,946	(610)	258,197
Property, plant and equipment, net	345,461	25,947	7,451	(7,285)	371,574
Goodwill	85,002	5,845	—	—	90,847
Other intangible assets	10,904	15,440	—	—	26,344
Investment in subsidiaries	82,166	—	—	(82,166)	—
Intercompany receivables	280	16,310	—	(16,590)	—
Other assets	29,360	—	—	—	29,360
	$760,783	$97,793	$24,397	$(106,651)	$776,322
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$7,671	$—	$477	$(610)	$7,538
Accounts payable - trade	24,239	3,166	153	—	27,558
Accrued liabilities	38,594	3,309	9,728	—	51,631
Total current liabilities	70,504	6,475	10,358	(610)	86,727
Intercompany payables	16,310	—	280	(16,590)	—
Long-term debt, less current maturities	514,191	—	7,284	—	521,475
Obligations under capital leases, less current installments	7,285	—	—	(7,285)	—
Deferred income taxes	82,772	13,902	—	—	96,674
Other liabilities	21,445	133	—	—	21,578
Total liabilities	712,507	20,510	17,922	(24,485)	726,454
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	48,276	77,283	4,883	(82,166)	48,276
Noncontrolling interest	—	—	1,592	—	1,592
Total (deficit) equity	48,276	77,283	6,475	(82,166)	49,868
	$760,783	$97,793	$24,397	$(106,651)	$776,322

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$593,624	$86,563	$7,714	$(10,811)	$677,090
Cost of revenue (exclusive of items shown separately below)	492,386	70,929	4,999	(10,811)	557,503
Depreciation, depletion and amortization	42,452	8,490	—	—	50,942
Intangible asset impairment	2,704	2,000	—	—	4,704
Pension and profit sharing	7,996	329	—	—	8,325
Selling, administrative and general expenses	66,261	10,509	368	—	77,138
(Gain) loss on disposals of property, equipment and software	193	130	—	—	323
Operating (loss) income	(18,368)	(5,824)	2,347	—	(21,845)
Interest expense, net	(75,149)	(289)	(409)	—	(75,847)
(Loss) income before income taxes	(93,517)	(6,113)	1,938	—	(97,692)
Income tax benefit	(36,735)	(4,823)	—	—	(41,558)
Equity in earnings of subsidiaries	(736)	—	—	736	—
Net (loss) income	(57,518)	(1,290)	1,938	736	(56,134)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	(241)	—	—	—	(241)
Comprehensive (loss) income	(57,759)	(1,290)	1,938	736	(56,375)
Less: comprehensive income attributable to noncontrolling interest	—	—	(1,384)	—	(1,384)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(57,759)	$(1,290)	$554	$736	$(57,759)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$638,256	$80,369	$6,378	$(19,069)	$705,934
Cost of revenue (exclusive of items shown separately below)	528,946	61,928	3,681	(19,069)	575,486
Depreciation, depletion and amortization	44,094	7,580	—	—	51,674
Intangible asset impairment	—	1,100	—	—	1,100
Pension and profit sharing	7,406	216	—	—	7,622
Selling, administrative and general expenses	54,307	9,587	617	—	64,511
Loss on disposals of property, equipment and software	808	—	—	—	808
Operating income (loss)	2,695	(42)	2,080	—	4,733
Interest expense, net	(45,670)	(255)	(634)	—	(46,559)
(Loss) income before income taxes	(42,975)	(297)	1,446	—	(41,826)
Income tax benefit	(16,292)	(105)	—	—	(16,397)
Equity in earnings of subsidiaries	434	—	—	(434)	—
Net (loss) income	(26,249)	(192)	1,446	(434)	(25,429)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	(778)	—	—	—	(778)
Comprehensive (loss) income	(27,027)	(192)	1,446	(434)	(26,207)
Less: comprehensive income attributable to noncontrolling interest	—	—	(820)	—	(820)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(27,027)	$(192)	$626	$(434)	$(27,027)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 28, 2011

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$647,564	$82,742	$6,971	$(11,878)	$725,399
Cost of revenue (exclusive of items shown separately below)	526,905	61,167	2,417	(11,878)	578,611
Depreciation, depletion and amortization	38,111	7,806	—	—	45,917
Pension and profit sharing	8,691	216	—	—	8,907
Selling, administrative and general expenses	51,579	9,628	340	—	61,547
Gain on disposals of property, equipment and software	(600)	—	—	—	(600)
Operating income	22,878	3,925	4,214	—	31,017
Interest expense, net	(40,479)	(15)	(774)	—	(41,268)
(Loss) income before income taxes	(17,601)	3,910	3,440	—	(10,251)
Income tax benefit	(3,049)	(1,429)	—	—	(4,478)
Equity in earnings of subsidiaries	7,584	—	—	(7,584)	—
Net (loss) income	(6,968)	5,339	3,440	(7,584)	(5,773)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	173	—	—	—	173
Comprehensive (loss) income	(6,795)	5,339	3,440	(7,584)	(5,600)
Less: comprehensive income attributable to noncontrolling interest	—	—	(1,195)	—	(1,195)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(6,795)	$5,339	$2,245	$(7,584)	$(6,795)

Condensed Consolidating Statement of Cash Flows for the year ended February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$13,575	$2,681	$3,774	$—	$20,030
Cash flows from investing activities
Capital expenditures	(39,259)	(3,135)	—	—	(42,394)
Capitalized software	(23)	—	—	—	(23)
Proceeds from sale of property and equipment	304	—	—	—	304
Change in cash value of life insurance	(3,333)	—	—	—	(3,333)
Change in restricted cash	205	(3)	(3)	—	199
Net cash used in investing activities	(42,106)	(3,138)	(3)	—	(45,247)
Cash flows from financing activities
Proceeds from revolving credit	224,729	—	—	—	224,729
Repayment of revolving credit	(298,361)	—	—	—	(298,361)
Proceeds from issuance of long-term debt	268,641	—	—	—	268,641
Repayment of long-term debt	(154,548)	—	(654)	—	(155,202)
Payments on capital leases	(4,943)	—	—	—	(4,943)
Debt issuance costs	(14,062)	—	—	—	(14,062)
Distribution to noncontrolling interest	—	—	(1,083)	—	(1,083)
Net cash provided by (used in) financing activities	21,456	—	(1,737)	—	19,719
Net (decrease) increase in cash and cash equivalents	(7,075)	(457)	2,034	—	(5,498)
Cash and cash equivalents
Beginning of period	7,106	476	7,450	—	15,032
End of period	$31	$19	$9,484	$—	$9,534

Condensed Consolidating Statement of Cash Flows for the year ended February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$12,829	$1,875	$6,193	$(1,200)	$19,697
Cash flows from investing activities
Capital expenditures	(32,093)	(3,299)	—	—	(35,392)
Capitalized software	(8,562)	—	—	—	(8,562)
Proceeds from sale of property and equipment	1,305	421	990	—	2,716
Change in cash value of life insurance	2,825	—	—	—	2,825
Change in restricted cash	399	7	(8,841)	—	(8,435)
Net cash used in investing activities	(36,126)	(2,871)	(7,851)	—	(46,848)
Cash flows from financing activities
Proceeds from revolving credit	145,477	—	—	—	145,477
Repayment of revolving credit	(98,500)	—	—	—	(98,500)
Proceeds from issuance of long-term debt	12,398	—	—	—	12,398
Repayment of long-term debt	(27,038)	—	(2,095)	—	(29,133)
Payments on capital leases	(5,329)	—	—	—	(5,329)
Debt issuance costs	(1,663)	—	—	—	(1,663)
Dividends paid	—	—	(1,200)	1,200	—
Distribution to noncontrolling interest	—	—	(1,096)	—	(1,096)
Net cash provided by (used in) financing activities	25,345	—	(4,391)	1,200	22,154
Net increase (decrease) in cash and cash equivalents	2,048	(996)	(6,049)	—	(4,997)
Cash and cash equivalents
Beginning of period	5,058	1,472	13,499	—	20,029
End of period	$7,106	$476	$7,450	$—	$15,032

Condensed Consolidating Statement of Cash Flows for the year ended February 28, 2011

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$34,057	$7,111	$6,335	$—	$47,503
Cash flows from investing activities
Capital expenditures	(24,399)	(7,378)	—	—	(31,777)
Capitalized software	(929)	—	—	—	(929)
Proceeds from sale of property and equipment	1,167	1,073	—	—	2,240
Change in cash value of life insurance	(962)	—	—	—	(962)
Change in restricted cash	(87)	—	—	—	(87)
Other investing activities	(25)	(9)	—	—	(34)
Net cash used in investing activities	(25,235)	(6,314)	—	—	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	100,164	—	—	—	100,164
Repayment of revolving credit	(121,065)	—	—	—	(121,065)
Proceeds from issuance of long-term debt	250,000	—	—	—	250,000
Repayment of long-term debt	(218,424)	—	(756)	—	(219,180)
Payments on capital leases	(5,009)	—	—	—	(5,009)
Debt issuance costs	(9,967)	—	—	—	(9,967)
Distribution to noncontrolling interest	—	—	(1,641)	—	(1,641)
Net cash used in financing activities	(4,301)	—	(2,397)	—	(6,698)
Net increase in cash and cash equivalents	4,521	797	3,938	—	9,256
Cash and cash equivalents
Beginning of period	537	675	9,561	—	10,773
End of period	$5,058	$1,472	$13,499	$—	$20,029